Revenue (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Revenue

(euros in thousands)	2017	2016	2015
Up-front payment amortization	6,616	223	223
Collaboration income	5,789	1,109	1,092
Income from grants on research projects	1,195	1,387	662

	13,600	2,719	1,977